Contingencies and Commitments (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments

Future minimum non-cancelable lease payments, which include rent and other payments the Company is obligated to make, based on the Company’s contractual obligations as of September 30, 2015 are as follows:

For the year ended September 30,
2016	$62,178
2017	50,257
2018	44,731
2019	39,282
2020	19,225
Thereafter	31,318

$246,991